Leases - Future Minimum Payments Under Leases (Details) - DKK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [abstract]
Future minimum payments under our leases	kr 1,245	kr 900	kr 663
Parent Company | Reportable Legal Entities
Disclosure of maturity analysis of operating lease payments [abstract]
Future minimum payments under our leases	320	315
Less than 1 year
Disclosure of maturity analysis of operating lease payments [abstract]
Future minimum payments under our leases	127	106	89
Less than 1 year | Parent Company | Reportable Legal Entities
Disclosure of maturity analysis of operating lease payments [abstract]
Future minimum payments under our leases	27	23
1 to 3 years
Disclosure of maturity analysis of operating lease payments [abstract]
Future minimum payments under our leases	284	199	167
1 to 3 years | Parent Company | Reportable Legal Entities
Disclosure of maturity analysis of operating lease payments [abstract]
Future minimum payments under our leases	53	45
More than 3 years but less than 5 years
Disclosure of maturity analysis of operating lease payments [abstract]
Future minimum payments under our leases	281	183	136
More than 3 years but less than 5 years | Parent Company | Reportable Legal Entities
Disclosure of maturity analysis of operating lease payments [abstract]
Future minimum payments under our leases	54	45
More than 5 years
Disclosure of maturity analysis of operating lease payments [abstract]
Future minimum payments under our leases	553	412	kr 271
More than 5 years | Parent Company | Reportable Legal Entities
Disclosure of maturity analysis of operating lease payments [abstract]
Future minimum payments under our leases	kr 186	kr 202